Income tax (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Expense (Benefit)	$ 177	$ 408
Deferred Income Tax Expense (Benefit)	$ 567	$ 866